ORGANIZATION AND CAPITAL MANAGEMENT - Reconciliation of the Corporation's Capital (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	$ 11,222	$ 14,396	$ 12,694
Other financial assets	28,324	26,899
Accounts receivable and other	28,512	27,378
Inventory	11,412	12,843
Assets classified as held for sale	2,489	2,830
Equity accounted investments	59,124	47,094	46,100
Investment properties	124,152	115,100	100,865
Property, plant and equipment	147,617	124,268
Intangible assets	38,994	38,411	30,609
Goodwill	34,911	28,662	$ 20,227
Deferred income tax assets	3,338	3,403
Accounts payable and other	(58,893)	(57,065)
Liabilities associated with assets classified as held for sale	(118)	(876)
Deferred income tax liabilities	(24,987)	(23,190)
Subsidiary equity obligations	(4,145)	(4,188)
Net Assets Before Common Equity in Managed Investments	401,952	355,965
Common Equity in Managed Investments	0	0
Corporation's Capital	401,952	355,965
Financial liabilities	287,864	266,821
Non-recourse borrowings of managed entities	221,550	202,684
Equity	168,242	141,891
Non-controlling interest - preferred equity	230	230
Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	12,160	11,390
Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	122,465	98,138
Non-controlling interest - preferred equity	122,465	98,138
Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,145
Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	5,147	5,147
Common shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Equity	117,318	92,991
Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,674	39,608
Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,145
The Corporation
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	134	1,282
Other financial assets	4,004	6,870
Accounts receivable and other	1,191	2,196
Inventory	0	2
Assets classified as held for sale	0	0
Equity accounted investments	2,081	1,460
Investment properties	21	27
Property, plant and equipment	144	146
Intangible assets	84	81
Goodwill	0	0
Deferred income tax assets	489	475
Accounts payable and other	(3,383)	(6,004)
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	(117)	(112)
Subsidiary equity obligations	(4)	(441)
Net Assets Before Common Equity in Managed Investments	4,644	5,982
Common Equity in Managed Investments	53,523	49,391
Corporation's Capital	58,167	55,373
Non-recourse borrowings of managed entities	0	0
The Corporation | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	12,160	11,390
The Corporation | Preferred shares | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103
The Corporation | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	230	230
The Corporation | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	41,674	39,608
The Corporation | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	4,103	4,145
Managed Investments
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	11,088	13,114
Other financial assets	24,320	20,029
Accounts receivable and other	27,836	25,431
Inventory	11,412	12,841
Assets classified as held for sale	2,489	2,830
Equity accounted investments	57,043	45,634
Investment properties	124,131	115,073
Property, plant and equipment	147,473	124,122
Intangible assets	38,910	38,330
Goodwill	34,911	28,662
Deferred income tax assets	2,849	2,928
Accounts payable and other	(56,025)	(51,310)
Liabilities associated with assets classified as held for sale	(118)	(876)
Deferred income tax liabilities	(24,870)	(23,078)
Subsidiary equity obligations	(4,141)	(3,747)
Net Assets Before Common Equity in Managed Investments	397,308	349,983
Common Equity in Managed Investments	0	0
Corporation's Capital	397,308	349,983
Non-recourse borrowings of managed entities	221,550	202,684
Managed Investments | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Managed Investments | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	122,235	97,908
Managed Investments | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	53,523	49,391
Managed Investments | Preferred equity | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	0	0
Elimination
Management Commentary Explanatory [Line Items]
Cash and cash equivalents	0	0
Other financial assets	0	0
Accounts receivable and other	(515)	(249)
Inventory	0	0
Assets classified as held for sale	0	0
Equity accounted investments	0	0
Investment properties	0	0
Property, plant and equipment	0	0
Intangible assets	0	0
Goodwill	0	0
Deferred income tax assets	0	0
Accounts payable and other	515	249
Liabilities associated with assets classified as held for sale	0	0
Deferred income tax liabilities	0	0
Subsidiary equity obligations	0	0
Net Assets Before Common Equity in Managed Investments	0	0
Common Equity in Managed Investments	(53,523)	(49,391)
Corporation's Capital	(53,523)	(49,391)
Non-recourse borrowings of managed entities	0	0
Elimination | Corporate borrowings
Management Commentary Explanatory [Line Items]
Financial liabilities	0	0
Elimination | Preferred shares | Non-controlling interests
Management Commentary Explanatory [Line Items]
Non-controlling interest - preferred equity	0	0
Elimination | Common shares | Common equity
Management Commentary Explanatory [Line Items]
Equity	(53,523)	(49,391)
Elimination | Preferred equity
Management Commentary Explanatory [Line Items]
Equity	$ 0	$ 0